Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alternative Mutual Funds Trust

Supplement dated
 February 2, 2016

to the

Hatteras Alpha Hedged Strategies Fund
Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund
Prospectus and SAI
dated December 4, 2015, as previously supplemented

No Load | Class A | Class C | Institutional Class

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH PROSPECTUS AND SAI.

Addition of Sub-Advisor

The following information supplements the section titled “Investment Sub-Advisors to Underlying Funds” beginning on page 30 of the Prospectus for Hatteras Alpha Hedged Strategies Fund (the “Combined Prospectus”) and the section titled “Investment Sub-Advisors to Affiliated Funds” beginning on page 9 of the Prospectus for Hatteras Alternative Multi-Manager Fund (the “HAMM Prospectus”).

Havens Advisors, LLC
Effective immediately, the Board of Trustees has appointed Havens Advisors, LLC (“Havens”) as Sub-Advisor to the Trust to manage a portion of the Hatteras Event Driven Fund.  The appointment of Havens does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new Sub-Advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Additionally, the sections on pages 47–51 of the Combined Prospectus, pages 16–18 of the HAMM Prospectus, pages 17–19 of the SAI for Hatteras Alpha Hedged Strategies Fund, and pages 26–29 of the SAI for Hatteras Alternative Multi-Manager Fund describing the sub-advisors to the Underlying/Affiliated Funds, are amended to add the following:

Havens Advisors, LLC
The Advisor has entered into a Sub-Advisory Agreement with Havens Advisors, LLC (“Havens”) to manage a portion of the Hatteras Event Driven Fund.  Havens is located at 600 Lexington Avenue, 25th Floor, New York, New York 10022 and is a registered investment adviser. Havens provides investment advisory services to private pooled investment vehicles and investment companies.

Please retain this Supplement with your
Prospectuses and SAIs for future reference.